Related Party Transactions - Additional Information (Details) - USD ($)						1 Months Ended	3 Months Ended		12 Months Ended
	Jul. 28, 2021	Apr. 17, 2021	Jan. 11, 2021	Oct. 27, 2020	Oct. 23, 2020	Oct. 31, 2020	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Mar. 12, 2023	Jan. 12, 2023	Aug. 06, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Share holding period upon closing of business combination							1 year		1 year
Common stock price per share							$ 12		$ 12
Number of trading days							30 days		30 days
Number of consecutive trading days							20 days		20 days
Minimum share holding period upon closing of business combination							150 days		150 days
Payable to related parties		$ 400,000
Units profit interest percentage		0.50%
Related party transaction, description		The cash payment will be due and payable upon the closing of the Merger.
Related party transaction, vesting description							The units vested as to one-fourth on April 16, 2022, and have vested and will continue to vest 1/36th on the 17th day of each month thereafter, subject to such entity’s continued service through such vesting dates, provided, however, that any unvested units shall fully vest upon the consummation of a merger with a special purpose acquisition company, qualified initial public offering, or other change of control transaction.		The units vested as to one-fourth on April 16, 2022 and have vested and will continue to vest 1/36th on the 17th day of each month thereafter, subject to such entity’s continued service through such vesting dates, provided, however, that any unvested units shall fully vest upon the consummation of a merger with a special purpose acquisition company, qualified initial public offering, or other change of control transaction.
Related party transaction for deferred administrative service fees and operating costs							$ 168,000		$ 139,000	$ 19,000
Repayments to sponsor										150,000
Exercise price per warrant									$ 1
New Promissory Note
Related Party Transaction [Line Items]
Working capital loans outstanding									$ 300,000	150,000
Working Capital Note
Related Party Transaction [Line Items]
Exercise price per warrant							$ 1
Working capital loans outstanding									300,000
Maximum
Related Party Transaction [Line Items]
Warrants issuable on notes conversion upon completion of business combination									2,000,000
Maximum | Promissory Note
Related Party Transaction [Line Items]
Aggregate principal amount												$ 900,000
Maximum | Promissory Note | Subsequent Event
Related Party Transaction [Line Items]
Aggregate principal amount												$ 900,000
Maximum | Working Capital Note
Related Party Transaction [Line Items]
Warrants issuable on notes conversion upon completion of business combination							$ 2,000,000
Sponsor
Related Party Transaction [Line Items]
Related party transaction, total cost incurred under agreement								$ 30,000	$ 120,000	120,000
Sponsor | Promissory Note
Related Party Transaction [Line Items]
Aggregate principal amount					$ 150,000
Debt instrument, payment terms									The Promissory Note was non-interest bearing and payable on the earlier of (i) June 30, 2021, (ii) the consummation of the IPO, (iii) the abandonment of the IPO and (iv) an Event of Default (as defined in the Promissory Note).
Debt instrument, maturity date					Jun. 30, 2021
Promissory note - related party									$ 0	0				$ 150,000
Repayments to sponsor	$ 150,000
Sponsor | New Promissory Note
Related Party Transaction [Line Items]
Promissory note - related party									300,000	$ 150,000
Aggregate principal amount													$ 300,000
Exercise price per warrant													$ 1
Sponsor | Sponsor Note
Related Party Transaction [Line Items]
Aggregate principal amount					$ 150,000
Debt instrument, payment terms							The Sponsor Note was non-interest bearing and payable on the earlier of (i) June 30, 2021, (ii) the consummation of the IPO, (iii) the abandonment of the IPO and (iv) an Event of Default (as defined in the Sponsor Note).
Debt instrument, maturity date					Jun. 30, 2021
Promissory note - related party							$ 0		0					$ 150,000
Repayments to sponsor	$ 150,000
Sponsor | Working Capital Note
Related Party Transaction [Line Items]
Aggregate principal amount													$ 300,000
Exercise price per warrant													$ 1
Due to related party company borrowed under working capital note							502,683		300,000
Sponsor | Maximum
Related Party Transaction [Line Items]
Related party transaction, administrative service fee per month			$ 10,000
Sponsor | Maximum | Amended and Restated Promissory Note | Subsequent Event
Related Party Transaction [Line Items]
Promissory note - related party											$ 1,000,000
Sponsor | Maximum | Working Capital Note
Related Party Transaction [Line Items]
Aggregate principal amount											1,000,000
Sponsor | Minimum [Member] | Amended and Restated Promissory Note | Subsequent Event
Related Party Transaction [Line Items]
Promissory note - related party											$ 300,000
GRIID
Related Party Transaction [Line Items]
Promissory note - related party							$ 444,136		$ 0
Founder Shares
Related Party Transaction [Line Items]
Issuance of common stock, shares			6,900,000
Common stock dividend, shares			1,150,000
Ownership percentage of initial stockholders			20.00%
Common stock, shares not subject to forfeiture			900,000
Founder Shares | Sponsor
Related Party Transaction [Line Items]
Related party offering costs						$ 25,000
Issuance of common stock, shares						5,750,000
Founder Shares | Independent Directors
Related Party Transaction [Line Items]
Issuance of common stock, shares				10,000
Founder Shares | Industry Advisors
Related Party Transaction [Line Items]
Issuance of common stock, shares				7,500
Founder Shares | Advisor | Maximum
Related Party Transaction [Line Items]
Common stock, shares subject to forfeiture			900,000